Cover	May 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-40757
Entity Registrant Name	SPRINGWATER SPECIAL SITUATIONS CORP.
Entity Central Index Key	0001838000
Entity Tax Identification Number	85-3501488
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	405 Lexington Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SWSSU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SWSS
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share
Trading Symbol	SWSSW
Security Exchange Name	NASDAQ